EQUITY - Distribution of capital (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Oct. 01, 2020	Dec. 31, 2019
EQUITY
Capital	R$ 63,571,416		R$ 63,571,416
Total shares outstanding	1,688,174,171
Capital
EQUITY
Number	1,690,984,923
Percentage of shares issued	100.00%
Capital | Controlling Group
EQUITY
Number	1,244,241,119
Percentage of shares issued	73.58%
Capital | Telefnica Latinoamrica Holding
EQUITY
Number	407,279,213
Percentage of shares issued	24.09%
Capital | Telefonica
EQUITY
Number	503,329,803
Percentage of shares issued	29.76%
Capital | SP Telecomunicacoes Participacoes
EQUITY
Number	332,695,590
Percentage of shares issued	19.67%
Capital | Telefonica Chile
EQUITY
Number	936,513
Percentage of shares issued	0.06%
Capital | Other shareholders
EQUITY
Number	443,933,052
Percentage of shares issued	26.25%
Treasury shares
EQUITY
Number	2,810,752
Percentage of shares issued	0.17%
Treasury Shares	(2,810,752)
Common shares
EQUITY
Treasury Shares	(2,810,752)		(2,290,164)
Total shares outstanding			446,496,249
Preferred shares
EQUITY
Number		1,119,340,706
Treasury Shares			(983)